Other disclosures - Risk Management and Principal Risks - Interest Income sensitivity (AEaR) by currency (audited) (Details) - +/- 25bps [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Interest rate risk [member]
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	£ 100	£ 45
Net interest income sensitivity (AEaR), decrease	(408)	(135)
GBP
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	48	38
Net interest income sensitivity (AEaR), decrease	(313)	(93)
USD
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	48	29
Net interest income sensitivity (AEaR), decrease	(63)	(32)
EUR
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	10	(10)
Net interest income sensitivity (AEaR), decrease	(34)	(20)
Other currencies
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	(6)	(12)
Net interest income sensitivity (AEaR), decrease	£ 2	£ 10